CONVERTIBLE PROMISSORY NOTES AND WARRANTS, Convertible notes and warrants (Q1) (Details) - USD ($)						3 Months Ended		12 Months Ended		35 Months Ended
	Mar. 26, 2024	Mar. 25, 2024	Mar. 24, 2024	Feb. 08, 2024	Feb. 07, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Convertible Notes and Warrants [Abstract]
Aggregate principal amount						$ 98,258,000		$ 40,700,000		$ 40,700,000
Proceeds from debt under note purchase agreement						$ 47,455,000	$ 0	3,500,000	$ 15,360,000	40,460,000
Digital World Convertible Notes [Member]
Convertible Notes and Warrants [Abstract]
Conversion of convertible notes in to common stock		$ 8,228,600
TMTG Convertible Notes [Member]
Convertible Notes and Warrants [Abstract]
Conversion of convertible notes in to common stock		$ 300,426,000
Warrant Subscription Agreement [Member] | IPO [Member]
Convertible Notes and Warrants [Abstract]
Warrants issued (in shares)					3,055,000
Common Class A [Member] | Warrant Subscription Agreement [Member] | IPO [Member]
Convertible Notes and Warrants [Abstract]
Number of shares issuable per warrant (in shares)					1
Exercise price of warrant (in dollars per share)					$ 11.5
Convertible Promissory Notes and Warrants [Member]
Convertible Notes and Warrants [Abstract]
Debt instrument interest rate				8.00%
Number of warrants in a unit				0.5
Debt instrument, convertible, conversion price (in dollars per share)				$ 8
Number of redemption right notice days						10 days
Percentage of redemption price				130.00%
Number of trading days						3 days
Number of consecutive trading days						15 days
Percentage of investors commitment				20.00%
Percentage of final drawdown of investors commitment				80.00%
Convertible Promissory Notes and Warrants [Member] | Maximum [Member]
Convertible Notes and Warrants [Abstract]
Aggregate principal amount				$ 50,000,000
Convertible Promissory Notes and Warrants [Member] | Common Class A [Member]
Convertible Notes and Warrants [Abstract]
Number of shares in a unit				1
Convertible Promissory Note [Member]
Convertible Notes and Warrants [Abstract]
Aggregate principal amount								$ 40,700,000	$ 38,200,000	$ 40,700,000
Proceeds from debt under note purchase agreement	$ 40,000,000		$ 10,000,000
Debt proceeds held in restricted account	$ 40,000,000